SHARE CAPITAL - Options Outstanding and Exercisable (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding | shares	213,875
Weighted average remaining contractual life	7 years 29 days
Weighted average exercise price	$ 1.22
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	159,500
Weighted average remaining contractual life	7 years 1 month 6 days
Weighted average exercise price	$ 1.27
Aggregate intrinsic value | $	$ 0
Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Range of exercise price, upper limit	$ 2.00
Options outstanding | shares	207,875
Weighted average remaining contractual life	7 years 1 month 2 days
Weighted average exercise price	$ 1.11
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	153,500
Weighted average remaining contractual life	7 years 1 month 6 days
Weighted average exercise price	$ 1.13
Aggregate intrinsic value | $	$ 0
Exercise Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 3.00
Range of exercise price, upper limit	$ 5.00
Options outstanding | shares	6,000
Weighted average remaining contractual life	7 years
Weighted average exercise price	$ 4.96
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	6,000
Weighted average remaining contractual life	7 years
Weighted average exercise price	$ 4.96
Aggregate intrinsic value | $	$ 0